Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000096645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(1.50%)	5.18%	6.10%
C000096647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.70%	5.64%	5.93%
C000148204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000096648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096644
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096645
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	6.44%	6.73%
Without Sales Load [Member] | C000096647
Average Annual Return [Line Items]
Average Annual Return, Percent	3.70%	5.64%	5.93%
Without Sales Load [Member] | C000148204
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	6.81%	7.07%
Without Sales Load [Member] | C000096648
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	6.72%	7.00%
Without Sales Load [Member] | C000096644
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	6.73%	7.01%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
DWS Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	8.41%	9.91%
DWS Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	8.41%	9.91%
DWS Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	8.41%	9.91%
DWS Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	8.41%	9.91%
DWS Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	8.41%	9.91%